Condensed Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Sales	$ 1,364.0	$ 535.4	$ 2,712.2	$ 1,053.4
Operating expenses:
Cost of goods sold	1,236.9	445.5	2,412.3	878.7
Selling and administration	79.3	39.9	167.4	86.9
Restructuring charges	8.2	0.7	101.0	1.9
Acquisition-related costs	16.3	10.5	26.5	20.9
Other operating (expense) income	(0.2)	42.4	10.7	42.2
Operating income	23.1	81.2	15.7	107.2
Earnings of non-consolidated affiliates	0.4	0.4	0.6	0.8
Interest expense	47.6	18.2	96.1	25.3
Interest income	0.5	0.3	0.8	0.6
Income (loss) before taxes	(23.6)	63.7	(79.0)	83.3
Income tax (benefit) provision	(22.6)	21.4	(40.1)	27.9
Net income	$ (1.0)	$ 42.3	$ (38.9)	$ 55.4
Net (loss) income per common share:
Basic	$ (0.01)	$ 0.55	$ (0.24)	$ 0.71
Diluted	(0.01)	0.54	(0.24)	0.70
Dividends per common share	$ 0.20	$ 0.20	$ 0.40	$ 0.40
Average common shares outstanding:
Basic	165.2	77.5	165.1	77.5
Diluted	165.2	78.7	165.1	78.6